UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-5983

The New Germany Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408
Date of fiscal year end:  12/31

Date of reporting period: 9/30/10

ITEM 1. SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2010 (unaudited)

THE NEW GERMANY FUND, INC.

Shares	Description	Value(a)
INVESTMENTS IN GERMAN SECURITIES – 89.2%
	COMMON STOCKS – 86.3%
	AEROSPACE & DEFENSE – 2.6%
129,084	MTU Aero Engines Holding	$7,386,630
	AUTO COMPONENTS – 7.1%
150,000	Continental*	11,671,942
188,344	ElringKlinger	6,032,165
80,000	Leoni*	2,716,151
		20,420,258
	CHEMICALS – 14.7%
317,760	Lanxess	17,430,830
360,000	Symrise	10,016,455
79,364	Wacker Chemie	14,661,643
		42,108,928
	COMPUTERS & PERIPHERALS – 2.9%
127,727	Wincor Nixdorf	8,337,551
	CONSTRUCTION & ENGINEERING – 8.4%
133,181	Bilfinger Berger	9,190,733
171,567	Hochtief	14,874,593
		24,065,326
	ELECTRICAL EQUIPMENT – 2.0%
60,686	SGL Carbon*	2,105,133
164,800	Tognum	3,654,077
		5,759,210
	HEALTH CARE PROVIDERS & SERVICES – 3.7%
250,000	Celesio	5,445,951
229,946	Rhoen Klinikum	5,079,716
		10,525,667
	HOUSEHOLD DURABLES – 0.3%
118,886	Loewe	1,002,813
	INDUSTRIAL CONGLOMERATES – 4.0%
172,583	Rheinmetall	11,424,589
	INSURANCE – 1.0%
60,000	Hannover Rueckversicherung	2,763,104
	INTERNET SOFTWARE & SERVICES – 3.4%
600,966	United Internet	9,728,266

Shares	Description	Value(a)
	LIFE SCIENCES TOOLS & SERVICES – 1.5%
108,287	Gerresheimer*	$4,337,957
	MACHINERY – 7.4%
573,046	GEA Group	14,340,729
190,000	Gildemeister	2,776,138
298,963	MAX Automation	1,156,019
32,714	Pfeiffer Vacuum Technology	3,098,803
		21,371,689
	METALS & MINING – 2.2%
130,000	Aurubis	6,202,310
	PHARMACEUTICALS – 2.5%
247,563	Stada Arzneimittel	7,116,147
	REAL ESTATE MANAGEMENT & DEVELOPMENT – 2.2%
179,592	Deutsche Euroshop	6,372,028
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.4%
180,000	Aixtron	5,355,867
130,766	Kontron	1,136,577
271,957	Solarworld	3,414,986
		9,907,430
	SOFTWARE – 6.0%
200,000	PSI	3,952,751
110,000	Software	13,302,315
		17,255,066
	SPECIALTY RETAIL – 3.3%
30,000	Douglas Holdings	1,508,078
50,000	Fielmann	4,669,323
170,000	Praktiker Bau- und Heimwerkermaerkte	1,437,676
120,000	Tom Tailor Holding*	1,924,509
		9,539,586
	TEXTILES, APPAREL & LUXURY GOODS – 0.6%
5,647	Puma	1,865,237
	THRIFTS & MORTGAGE FINANCE – 1.6%
210,000	Aareal Bank*	4,676,352
	TRADING COMPANIES & DISTRIBUTORS – 1.6%
200,000	Kloeckner & Co.*	4,505,535

THE NEW GERMANY FUND, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN GERMAN SECURITIES – 89.2% (continued)
	TRANSPORTATION INFRASTRUCTURE – 2.5%
120,000	Fraport	$7,306,583
	WIRELESS TELECOMMUNICATION SERVICES – 1.4%
335,646	Freenet	3,953,145
	Total Common Stocks (cost $169,530,629)	247,931,407
	PREFERRED STOCKS – 2.9%
	HEALTH CARE EQUIPMENT & SUPPLIES – 0.5%
62,632	Sartorius	1,504,561
	MACHINERY – 0.5%
44,000	Jungheinrich	1,474,365
	MEDIA – 1.9%
225,000	ProSiebenSat.1 Media	5,352,797
	Total Preferred Stocks (cost $3,813,738)	8,331,723
	Total Investments in German Securities (cost $173,344,367)	256,263,130
INVESTMENTS IN DUTCH COMMON STOCKS – 8.8%
	AEROSPACE & DEFENSE – 6.0%
689,645	EADS*	17,221,019
	LIFE SCIENCES TOOLS & SERVICES – 2.8%
445,887	QIAGEN*	7,987,759
	Total Investments in Dutch Common Stocks (cost $24,025,610)	25,208,778
	Total Investments in Common and Preferred Stocks – 98.0% (cost $197,369,977)	281,471,908

Shares	Description	Value(a)
CASH EQUIVALENTS – 0.0%
197,184	Central Cash Management Fund, 0.21%(b) (cost $197,184)	$197,184
	Total Investments – 98.0% (cost $197,567,161)**	281,669,092
	Other Assets and Liabilities, Net – 2.0%	5,626,266
	NET ASSETS – 100.0%	$287,295,358

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

** The cost for federal income tax purposes was $201,620,475. At September 30, 2010, net unrealized appreciation for all securities based on tax cost was $80,048,617. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $89,941,554 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,892,937.

(a) Value stated in US dollars.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

THE NEW GERMANY FUND, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2010 (unaudited) (continued)

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's investments.

Category	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments(c)
Germany	$256,263,130	$—	$—	$256,263,130
Netherlands	25,208,778	—	—	25,208,778
Short-Term Instruments	197,184	—	—	197,184
Total	$281,669,092	$—	$—	$281,669,092

There have been no transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30, 2010.

(c) See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The New Germany Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 23, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 23, 2010